Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Credit Strategies Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BlackRock Credit Strategies Income Fund (the “Fund”) (previously known as BlackRock Secured Credit Portfolio) is to seek to provide high current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 28 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed-income securities. The Fund may invest without limit in fixed-income securities across several investment sectors, including, but not limited to: fixed-income securities rated below investment grade, investment grade corporate bonds, fixed-income securities issued by governmental entities (including supranational entities), their agencies and instrumentalities, mezzanine investments, collateralized loan obligations, bank loans, mortgage-related and asset-backed securities and other fixed and floating or variable rate obligations. The Fund may invest in such fixed-income securities of issuers located in the United States and non-U.S. countries, including emerging market countries. The Fund is not required to invest in each investment sector at all times, and its investment in each investment sector may vary over time.

The Fund may invest in instruments of any credit quality without limitation, including instruments rated below investment grade, which are commonly referred to as “junk bonds.” The Fund may invest in fixed-income securities of any duration or maturity.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may use a variety of portfolio strategies to hedge its portfolio against interest rate and currency risk, or to seek to enhance its return. These strategies include the use of derivatives, such as options on portfolio positions or currencies, financial and currency futures and options on these futures, forward foreign currency transactions, indexed and inverse securities (which are securities that provide a potential return based on a particular index of value or interest rates), interest rate swaps, credit default swaps and total return swaps. Derivatives are financial instruments whose value is derived from another security or an index.

		The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations (“CDOs”) carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.
  Corporate Loans Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.
  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

  Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

  Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

  Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

  Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

  Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

  Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

  Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

  Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

  Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.
  Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mezzanine Securities Risk — Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Senior Loans Risk — There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. The senior loans in which the Fund invests are usually rated below investment grade.
  Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Subordinated Loans Risk — Subordinated loans generally are subject to similar risks as those associated with investments in senior loans. Because subordinated loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.
  Supranational Entities Risk — The Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
  U.S. Government Issuer Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
  U.S. Government Mortgage-Related Securities Risk — There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between July 2, 2012 and July 1, 2016 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “BlackRock Secured Credit Portfolio.” The Fund’s total returns prior to July 2, 2012 as reflected in the bar chart and the table are the returns of the Fund that followed different investment objectives and investment strategies under the name “BlackRock Multi-Sector Bond Portfolio.” The table compares the Fund’s performance to that of the S&P/LSTA Leveraged Loan Index, the Bloomberg Barclays Global High Yield 100% Hedged USD Index, the Bloomberg Barclays U.S. CMBS Investment Grade Index and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified), a customized performance benchmark comprised of the returns of the Bloomberg Barclays Global High Yield 100% Hedged USD Index (25%), S&P/LSTA Leveraged Loan Index (25%), Bloomberg Barclays U.S. CMBS Investment Grade Index (25%) and JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) (the “Customized Reference Benchmark”), and a customized performance benchmark that is a market-value-weighted blend of the S&P/LSTA Leveraged Loan Index and the Secured Bond component of the Bloomberg Barclays High Yield Index. Effective February 27, 2017, the Bloomberg Barclays Global High Yield 100% Hedged USD Index replaced the Bloomberg Barclays Global High Yield Index as a performance benchmark against which the Fund measures its performance. In addition, the Customized Reference Benchmark replaced the Bloomberg Barclays Global High Yield Index (25%) component with the Bloomberg Barclays Global High Yield 100% Hedged USD Index (25%) (the Customized Reference Benchmark, prior to the February 27, 2017 change, the “Prior Customized Reference Benchmark”). The Bloomberg Barclays Global High Yield 100% Hedged USD Index is a “hedged” version of the Bloomberg Barclays Global High Yield Index. Effective July 1, 2016, the Bloomberg Barclays Global High Yield Index, the Bloomberg Barclays U.S. CMBS Investment Grade Index and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) were added as performance benchmarks against which the Fund measures its performance. In addition, the Customized Reference Benchmark replaced the market-value-weighted blend of the S&P/LSTA Leveraged Loan Index and the Secured Bond component of the Bloomberg Barclays High Yield Index as the Fund’s customized performance benchmark. Fund management believes that the Bloomberg Barclays Global High Yield 100% Hedged USD Index, the Bloomberg Barclays U.S. CMBS Investment Grade Index, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified), together with the S&P/LSTA Leveraged Loan Index and the Customized Reference Benchmark, are more relevant to the Fund’s investment strategies. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective February 27, 2017, the Bloomberg Barclays Global High Yield 100% Hedged USD Index replaced the Bloomberg Barclays Global High Yield Index as a performance benchmark against which the Fund measures its performance. In addition, the Customized Reference Benchmark replaced the Bloomberg Barclays Global High Yield Index (25%) component with the Bloomberg Barclays Global High Yield 100% Hedged USD Index (25%) (the Customized Reference Benchmark, prior to the February 27, 2017 change, the “Prior Customized Reference Benchmark”). The Bloomberg Barclays Global High Yield 100% Hedged USD Index is a “hedged” version of the Bloomberg Barclays Global High Yield Index. Effective July 1, 2016, the Bloomberg Barclays Global High Yield Index, the Bloomberg Barclays U.S. CMBS Investment Grade Index and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) were added as performance benchmarks against which the Fund measures its performance. In addition, the Customized Reference Benchmark replaced the market-value-weighted blend of the S&P/LSTA Leveraged Loan Index and the Secured Bond component of the Bloomberg Barclays High Yield Index as the Fund’s customized performance benchmark. Fund management believes that the Bloomberg Barclays Global High Yield 100% Hedged USD Index, the Bloomberg Barclays U.S. CMBS Investment Grade Index, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified), together with the S&P/LSTA Leveraged Loan Index and the Customized Reference Benchmark, are more relevant to the Fund’s investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS BlackRock Credit Strategies Income Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 2.92% (quarter ended September 30, 2012) and the lowest return for a quarter was -1.39% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2017 was 5.37%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/16 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 27, 2017, the Bloomberg Barclays Global High Yield 100% Hedged USD Index replaced the Bloomberg Barclays Global High Yield Index as a performance benchmark against which the Fund measures its performance. In addition, the Customized Reference Benchmark replaced the Bloomberg Barclays Global High Yield Index (25%) component with the Bloomberg Barclays Global High Yield 100% Hedged USD Index (25%) (the Customized Reference Benchmark, prior to the February 27, 2017 change, the “Prior Customized Reference Benchmark”). The Bloomberg Barclays Global High Yield 100% Hedged USD Index is a “hedged” version of the Bloomberg Barclays Global High Yield Index. Effective July 1, 2016, the Bloomberg Barclays Global High Yield Index, the Bloomberg Barclays U.S. CMBS Investment Grade Index and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) were added as performance benchmarks against which the Fund measures its performance. In addition, the Customized Reference Benchmark replaced the market-value-weighted blend of the S&P/LSTA Leveraged Loan Index and the Secured Bond component of the Bloomberg Barclays High Yield Index as the Fund’s customized performance benchmark. Fund management believes that the Bloomberg Barclays Global High Yield 100% Hedged USD Index, the Bloomberg Barclays U.S. CMBS Investment Grade Index, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified), together with the S&P/LSTA Leveraged Loan Index and the Customized Reference Benchmark, are more relevant to the Fund’s investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 339
3 Years	rr_ExpenseExampleYear03	575
5 Years	rr_ExpenseExampleYear05	830
10 Years	rr_ExpenseExampleYear10	$ 1,559
2011	rr_AnnualReturn2011	3.22%
2012	rr_AnnualReturn2012	9.51%
2013	rr_AnnualReturn2013	5.66%
2014	rr_AnnualReturn2014	2.21%
2015	rr_AnnualReturn2015	0.03%
2016	rr_AnnualReturn2016	7.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.39%)
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	4.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 267
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	977
10 Years	rr_ExpenseExampleYear10	2,142
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	559
5 Years	rr_ExpenseExampleNoRedemptionYear05	977
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,142
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.64%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	$ 997
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.68%
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | S&P/LSTA Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	5.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Bloomberg Barclays Global High Yield Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.27%
5 Years	rr_AverageAnnualReturnYear05	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Bloomberg Barclays Global High Yield 100% Hedged USD Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.60%
5 Years	rr_AverageAnnualReturnYear05	8.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Bloomberg Barclays U.S. CMBS Investment Grade Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Prior Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.32%
5 Years	rr_AverageAnnualReturnYear05	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Investor A, C and Institutional | BlackRock Credit Strategies Income Fund | Market-value-weighted blend of the S&P/LSTA Leveraged Loan Index and the Secured Bond component of the Bloomberg Barclays High Yield Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.28%	[7]
5 Years	rr_AverageAnnualReturnYear05		[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[7]

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	Other Expenses have been restated to reflect current fees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.88% (for Investor A Shares), 1.63% (for Investor C Shares) and 0.63% (for Institutional Shares) of average daily net assets through January 31, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	There is no CDSC on Investor C Shares after one year.
[7]	This customized performance benchmark commenced in April 2012. As a result, the table does not include five-year performance information or performance information since the Fund’s inception for this customized performance benchmark.